Dividends (Tables)	12 Months Ended
Dec. 31, 2019
Dividends [Abstract]
Details of dividends recognized as distributions to stockholders

(a)	Details of dividends recognized as distributions to stockholders for the years ended December 31, 2018 and 2019 are as follows:

	2018		2019 (*1)
Common Stock
Total number of shares issued and outstanding	~~W~~	474,199,587	474,199,587
Par value per share in won		5,000	5,000
Dividend per share in won		1,600	1,850
Dividends (*2)	~~W~~	753,041	851,587

Dividend rate per share		% 32.0	37.0

Preferred Stock
Total number of shares issued and outstanding	~~W~~	—	17,482,000
Par value per share in won		—	5,000
Dividend per share in won		—	1,850
Dividends	~~W~~	—	32,342

Dividend rate per share		% —	37.0

(*1)	The dividend is the amount of dividend that will be paid on March 26, 2020 and is not recognized as a distribution to the owners during the year.
(*2)	Dividends on own shares held by the Group are excluded.

Dividend for hybrid bond
(b)	Dividend for hybrid bond was calculated as follows for the years ended December 31, 2018 and 2019:

	2018		2019
Amount of hybrid bond	~~W~~	1,538,150	1,738,150
Interest rate	%	3.77 ~ 5.88	3.27 ~ 5.88

Dividend	~~W~~	40,357	61,993